CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,133,847	$ 455,799	¥ 7,505,954
Restricted cash	57,012	8,292	10,606
Short-term investment	5,154,703	749,720
Trade receivable	756,508	110,030
Amounts due from related parties	88,066	12,809	29,556
Inventory	1,465,239	213,110	89,464
Prepayments and other current assets	1,514,257	220,240	674,425
Total current assets	12,169,632	1,770,000	8,310,005
Non-current assets:
Long-term restricted cash	33,528	4,876	14,293
Property, plant and equipment, net	4,853,157	705,862	1,911,013
Intangible assets, net	3,470	505	4,457
Land use rights, net	213,662	31,076	0
Long-term investments	148,303	21,570	47,125
Amounts due from related parties	7,970	1,159	50,000
Other non-current assets	1,412,830	205,488	131,141
Total non-current assets	6,672,920	970,536	2,158,029
Total assets	18,842,552	2,740,536	10,468,034
Current liabilities:
Short-term borrowings	1,870,000	271,980	28,787
Trade payable	2,869,953	417,417	234,011
Amounts due to related parties	219,583	31,937	40,069
Taxes payable	51,317	7,464	30,055
Current portion of long-term borrowings	198,852	28,922
Accruals and other liabilities	3,383,681	492,136	1,285,592
Total current liabilities	8,593,386	1,249,856	1,618,514
Non-current liabilities:
Long-term borrowings	1,168,012	169,880	642,401
Other non-current liabilities	930,812	135,382	141,113
Total non-current liabilities	2,098,824	305,262	783,514
Total liabilities	10,692,210	1,555,118	2,402,028
Commitments and contingencies (Note 28)
MEZZANINE EQUITY
Redeemable non-controlling interests	1,329,197	193,324
Total mezzanine equity	1,329,197	193,324	19,657,786
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares			60
Treasury shares	(9,186)	(1,336)	(9,186)
Additional paid in capital	41,918,936	6,096,856	131,907
Accumulated other comprehensive income/(loss)	(34,708)	(5,048)	(13,922)
Accumulated deficit	(35,039,810)	(5,096,329)	(11,711,948)
Total NIO Inc. shareholders' (deficit)/equity	6,837,041	994,406	(11,603,089)
Non-controlling interests	(15,896)	(2,312)	11,309
Total shareholders' (deficit)/equity	6,821,145	992,094	(11,591,780)
Total liabilities, mezzanine equity and shareholders' equity	18,842,552	2,740,536	10,468,034
Series A-1 and A-2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			5,011,731
Series A-3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			427,129
Series B convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			2,294,980
Series C convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			4,454,596
Series D convertible redeemable preferred shares
MEZZANINE EQUITY
Receivable from a holder			(78,410)
Total mezzanine equity			¥ 7,547,760
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1,329	193
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	226	33
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 254	$ 37